Financial Statements

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets
Statements of Operations and Change in Net Assets
Notes to Financial Statements
1. Organization and Significant Accounting Policies
2. Variable Annuity Contract Charges
3. Summary of Unit Transactions
4. Financial Highlights
5. Subsequent Events

3 4 8 8 10 11 12 14

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Separate Account), as of December 31, 2020 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ ERNST & YOUNG LLP

We have served as the Separate Account’s auditor since 1994

April 28, 2021

Appendix

Subaccounts comprising T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

Subaccounts	Statements of operations and changes in net assets
T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2020
T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2020
T. Rowe Price Equity Index 500	For each of the two years in the period ended December 31, 2020
T. Rowe Price Government Money	For each of the two years in the period ended December 31, 2020
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2020
T. Rowe Price International Stock	For each of the two years in the period ended December 31, 2020
T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2020
T. Rowe Price Mid-Cap Growth	For each of the two years in the period ended December 31, 2020
T. Rowe Price New America Growth	For each of the two years in the period ended December 31, 2020
T. Rowe Price Moderate Allocation	For each of the two years in the period ended December 31, 2020

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Statements of Net Assets
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Unit Values

Blue Chip Growth	36,938	$ 873,196	$ 1,873,134	$ 1,873,134	36,425	$ 51.32
Equity Income	221,280	5,151,061	5,799,744	5,799,744	75,524	76.77
Equity Index 500	40,648	589,678	1,019,055	1,019,055	28,898	35.29
Government Money	1,068,443	1,068,443	1,068,443	1,068,443	76,386	13.99
Health Sciences	77,678	2,202,733	4,741,481	4,741,481	51,892	91.37
International Stock	144,225	2,129,161	2,463,365	2,463,365	67,618	36.44
Limited-Term Bond	185,539	910,654	927,697	927,697	42,295	21.93
Mid-Cap Growth	447,506	10,895,951	14,978,034	14,978,034	109,759	136.42
Moderate Allocation	173,160	3,276,976	3,968,830	3,968,830	54,897	72.29
New America Growth	218,926	5,813,588	8,682,597	8,682,597	65,090	133.40

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	Blue Chip Growth	Equity Income	Equity Index 500
Net assets as of December 31, 2018	$1,139,647	$5,148,168	$674,109
Investment income (loss):
Dividend distributions	-	131,564	14,119
Investment Expenses:
Mortality and expense risk and administrative charges	(7,395)	(31,445)	(4,288)
Net investment income (loss)	(7,395)	100,119	9,831
Increase (decrease) in net assets from operations:
Capital gain distributions	31,831	352,233	7,157
Realized capital gain (loss) on investments	149,361	87,229	10,942
Change in unrealized appreciation (depreciation)	149,835	750,474	174,883
Net gain (loss) on investments	331,027	1,189,936	192,982
Net increase (decrease) in net assets from operations	323,632	1,290,055	202,813
Contract owner transactions:
Variable annuity deposits	2,071	8,825	2,529
Terminations, withdrawals and annuity payments	(194,386)	(447,408)	(3,034)
Transfers between subaccounts, net	(22,239)	(77,413)	(691)
Maintenance charges and mortality adjustments	-	181	24
Increase (decrease) in net assets from contract transactions	(214,554)	(515,815)	(1,172)
Total increase (decrease) in net assets	109,078	774,240	201,641
Net assets as of December 31, 2019	$1,248,725	$5,922,408	$875,750
Investment income (loss):
Dividend distributions	-	119,296	13,786
Investment Expenses:
Mortality and expense risk and administrative charges	(7,933)	(27,940)	(4,708)
Net investment income (loss)	(7,933)	91,356	9,078
Increase (decrease) in net assets from operations:
Capital gain distributions	56,691	123,944	59,299
Realized capital gain (loss) on investments	39,872	(113)	16,614
Change in unrealized appreciation (depreciation)	343,918	(181,399)	63,986
Net gain (loss) on investments	440,481	(57,568)	139,899
Net increase (decrease) in net assets from operations	432,548	33,788	148,977
Contract owner transactions:
Variable annuity deposits	1,682	22,041	137
Terminations, withdrawals and annuity payments	(50,511)	(112,799)	(29,471)
Transfers between subaccounts, net	240,690	(65,694)	23,662
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	191,861	(156,452)	(5,672)
Total increase (decrease) in net assets	624,409	(122,664)	143,305
Net assets as of December 31, 2020	$1,873,134	$5,799,744	$1,019,055

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Government Money	Health Sciences	International Stock
Net assets as of December 31, 2018	$1,086,418	$3,201,398	$1,912,267
Investment income (loss):
Dividend distributions	18,464	-	48,300
Investment Expenses:
Mortality and expense risk and administrative charges	(5,968)	(19,626)	(11,109)
Net investment income (loss)	12,496	(19,626)	37,191
Increase (decrease) in net assets from operations:
Capital gain distributions	-	161,725	86,156
Realized capital gain (loss) on investments	-	116,290	1,506
Change in unrealized appreciation (depreciation)	-	614,563	365,743
Net gain (loss) on investments	-	892,578	453,405
Net increase (decrease) in net assets from operations	12,496	872,952	490,596
Contract owner transactions:
Variable annuity deposits	188,877	3,954	4,626
Terminations, withdrawals and annuity payments	(344,445)	(94,011)	(49,963)
Transfers between subaccounts, net	207,583	(144,957)	(184,257)
Maintenance charges and mortality adjustments	-	-	9
Increase (decrease) in net assets from contract transactions	52,015	(235,014)	(229,585)
Total increase (decrease) in net assets	64,511	637,938	261,011
Net assets as of December 31, 2019	$1,150,929	$3,839,336	$2,173,278
Investment income (loss):
Dividend distributions	2,798	-	12,405
Investment Expenses:
Mortality and expense risk and administrative charges	(5,976)	(22,183)	(11,482)
Net investment income (loss)	(3,178)	(22,183)	923
Increase (decrease) in net assets from operations:
Capital gain distributions	-	261,451	96,486
Realized capital gain (loss) on investments	-	150,219	4,735
Change in unrealized appreciation (depreciation)	-	697,618	203,761
Net gain (loss) on investments	-	1,109,288	304,982
Net increase (decrease) in net assets from operations	(3,178)	1,087,105	305,905
Contract owner transactions:
Variable annuity deposits	1,180	4,633	11,355
Terminations, withdrawals and annuity payments	(144,919)	(130,589)	(34,002)
Transfers between subaccounts, net	64,431	(59,004)	6,829
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(79,308)	(184,960)	(15,818)
Total increase (decrease) in net assets	(82,486)	902,145	290,087
Net assets as of December 31, 2020	$1,068,443	$4,741,481	$2,463,365

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Limited-Term Bond	Mid-Cap Growth	Moderate Allocation
Net assets as of December 31, 2018	$784,775	$10,414,271	$2,985,574
Investment income (loss):
Dividend distributions	19,493	16,398	64,421
Investment Expenses:
Mortality and expense risk and administrative charges	(4,486)	(66,909)	(18,069)
Net investment income (loss)	15,007	(50,511)	46,352
Increase (decrease) in net assets from operations:
Capital gain distributions	-	889,617	88,394
Realized capital gain (loss) on investments	(435)	189,554	11,438
Change in unrealized appreciation (depreciation)	15,530	2,102,547	417,915
Net gain (loss) on investments	15,095	3,181,718	517,747
Net increase (decrease) in net assets from operations	30,102	3,131,207	564,099
Contract owner transactions:
Variable annuity deposits	5,492	2,100	7,213
Terminations, withdrawals and annuity payments	(17,048)	(799,702)	(134,113)
Transfers between subaccounts, net	28,017	(57,848)	46,592
Maintenance charges and mortality adjustments	98	114	287
Increase (decrease) in net assets from contract transactions	16,559	(855,336)	(80,021)
Total increase (decrease) in net assets	46,661	2,275,871	484,078
Net assets as of December 31, 2019	$831,436	$12,690,142	$3,469,652
Investment income (loss):
Dividend distributions	16,789	-	47,869
Investment Expenses:
Mortality and expense risk and administrative charges	(4,709)	(68,560)	(19,015)
Net investment income (loss)	12,080	(68,560)	28,854
Increase (decrease) in net assets from operations:
Capital gain distributions	-	955,435	125,199
Realized capital gain (loss) on investments	(120)	101,442	11,264
Change in unrealized appreciation (depreciation)	22,134	1,803,404	313,615
Net gain (loss) on investments	22,014	2,860,281	450,078
Net increase (decrease) in net assets from operations	34,094	2,791,721	478,932
Contract owner transactions:
Variable annuity deposits	49,005	77,459	42,591
Terminations, withdrawals and annuity payments	(37,839)	(407,126)	(83,434)
Transfers between subaccounts, net	51,001	(174,162)	61,089
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	62,167	(503,829)	20,246
Total increase (decrease) in net assets	96,261	2,287,892	499,178
Net assets as of December 31, 2020	$927,697	$14,978,034	$3,968,830

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

New America Growth
Net assets as of December 31, 2018	$4,968,601
Investment income (loss):
Dividend distributions	24,096
Investment Expenses:
Mortality and expense risk and administrative charges	(31,967)
Net investment income (loss)	(7,871)
Increase (decrease) in net assets from operations:
Capital gain distributions	411,490
Realized capital gain (loss) on investments	87,508
Change in unrealized appreciation (depreciation)	1,180,412
Net gain (loss) on investments	1,679,410
Net increase (decrease) in net assets from operations	1,671,539
Contract owner transactions:
Variable annuity deposits	6,404
Terminations, withdrawals and annuity payments	(168,934)
Transfers between subaccounts, net	(116,414)
Maintenance charges and mortality adjustments	-
Increase (decrease) in net assets from contract transactions	(278,944)
Total increase (decrease) in net assets	1,392,595
Net assets as of December 31, 2019	$6,361,196
Investment income (loss):
Dividend distributions	-
Investment Expenses:
Mortality and expense risk and administrative charges	(39,428)
Net investment income (loss)	(39,428)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,288,097
Realized capital gain (loss) on investments	216,485
Change in unrealized appreciation (depreciation)	1,266,090
Net gain (loss) on investments	2,770,672
Net increase (decrease) in net assets from operations	2,731,244
Contract owner transactions:
Variable annuity deposits	30,585
Terminations, withdrawals and annuity payments	(174,032)
Transfers between subaccounts, net	(266,396)
Maintenance charges and mortality adjustments	-
Increase (decrease) in net assets from contract transactions	(409,843)
Total increase (decrease) in net assets	2,321,401
Net assets as of December 31, 2020	$8,682,597

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements
December 31, 2020

1. Organization and Significant Accounting Policies

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

T. Rowe Price Blue Chip Growth	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Equity Income	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Equity Index 500	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Government Money	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Health Sciences	-	T. Rowe Price Associates, Inc	-
T. Rowe Price International Stock	-	T. Rowe Price Associates, Inc	T. Rowe Price International Ltd
T. Rowe Price Limited-Term Bond	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Mid-Cap Growth	-	T. Rowe Price Associates, Inc	-
T. Rowe Price Moderate Allocation	-	T. Rowe Price Associates, Inc	-
T. Rowe Price New America Growth	-	T. Rowe Price Associates, Inc	-

Ten subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio, except the T. Rowe Price International Stock Portfolio.  T. Rowe Price International, Inc., an affiliate of T. Rowe Price, serves as investment advisor to the T. Rowe Price International Stock Portfolio. The investment advisors are responsible for managing the portfolios’ assets in accordance with the terms of the investment advisory contracts.

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2020, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

Blue Chip Growth	$ 313,408	$ 72,789
Equity Income	441,670	382,822
Equity Index 500	101,642	38,937
Government Money	169,945	252,431
Health Sciences	339,130	284,822
International Stock	154,607	73,016
Limited-Term Bond	145,877	71,630
Mid-Cap Growth	1,026,104	643,058
Moderate Allocation	282,922	108,623
New America Growth	1,449,185	610,359

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2020, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this,

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

As the economic and regulatory environment continues to evolve related to COVID-19, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2020.

2. Variable Annuity Contract Charges

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.  These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2020 and 2019, were as follows:

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Blue Chip Growth	5,547	(1,542)	4,005	2,016	(7,829)	(5,813)
Equity Income	3,374	(5,455)	(2,081)	1,051	(8,247)	(7,196)
Equity Index 500	866	(1,117)	(251)	1,081	(1,167)	(86)
Government Money	11,992	(17,643)	(5,651)	29,750	(26,049)	3,701
Health Sciences	1,072	(3,345)	(2,273)	71	(3,824)	(3,753)
International Stock	1,707	(1,988)	(281)	1,748	(9,763)	(8,015)
Limited-Term Bond	6,019	(3,197)	2,822	2,952	(2,144)	808
Mid-Cap Growth	639	(5,378)	(4,739)	1,028	(9,219)	(8,191)
Moderate Allocation	1,685	(1,456)	229	1,073	(2,451)	(1,378)
New America Growth	1,827	(5,207)	(3,380)	1,186	(4,480)	(3,294)

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2020, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Blue Chip Growth
2020	36,425	51.32	1,873,134	-	0.55	33.54
2019	32,420	38.43	1,248,725	-	0.55	29.18
2018	38,233	29.75	1,139,647	-	0.55	1.33
2017	39,592	29.36	1,164,341	-	0.55	35.42
2016	37,283	21.68	809,723	-	0.55	0.23
Equity Income
2020	75,524	76.77	5,799,744	0.02	0.55	0.63
2019	77,605	76.29	5,922,408	2.38	0.55	25.70
2018	84,801	60.69	5,148,168	2.11	0.55	(10.01)
2017	87,028	67.44	5,870,401	1.68	0.55	15.38
2016	98,402	58.45	5,752,349	2.25	0.55	18.51
Equity Index 500
2020	28,898	35.29	1,019,055	0.01	0.55	17.40
2019	29,149	30.06	875,750	1.82	0.55	30.30
2018	29,235	23.07	674,109	1.71	0.55	(5.33)
2017	25,905	24.37	631,008	1.53	0.55	20.64
2016	30,850	20.20	622,918	1.76	0.55	10.68
Government Money
2020	76,386	13.99	1,068,443	0.00	0.55	(0.29)
2019	82,037	14.03	1,150,929	1.65	0.55	1.15
2018	78,336	13.87	1,086,418	1.03	0.55	0.80
2017	88,659	13.76	1,220,378	0.34	0.55	(0.22)
2016	42,276	13.79	583,305	-	0.55	(0.58)

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Health Sciences
2020	51,892	91.37	4,741,481	-	0.55	28.91
2019	54,165	70.88	3,839,336	-	0.55	28.24
2018	57,918	55.27	3,201,398	-	0.55	0.55
2017	59,179	54.97	3,253,213	-	0.55	26.89
2016	64,057	43.32	2,775,238	-	0.55	(10.97)
International Stock
2020	67,618	36.44	2,463,365	0.01	0.55	13.80
2019	67,899	32.02	2,173,278	2.36	0.55	27.06
2018	75,914	25.20	1,912,267	1.38	0.55	(14.66)
2017	81,801	29.53	2,415,076	1.14	0.55	27.17
2016	85,504	23.22	1,984,905	1.09	0.55	1.57
Limited-Term Bond
2020	42,295	21.93	927,697	0.02	0.55	4.13
2019	39,473	21.06	831,436	2.41	0.55	3.79
2018	38,665	20.29	784,775	2.03	0.55	0.64
2017	39,282	20.16	792,366	1.64	0.55	0.50
2016	38,848	20.06	779,733	1.56	0.55	0.80
Mid-Cap Growth
2020	109,759	136.42	14,978,034	-	0.55	23.12
2019	114,498	110.80	12,690,142	0.14	0.55	30.57
2018	122,689	84.86	10,414,271	-	0.55	(2.57)
2017	126,515	87.10	11,022,543	-	0.55	24.09
2016	131,265	70.19	9,215,987	-	0.55	5.68
Moderate Allocation
2020	54,897	72.29	3,968,830	0.01	0.55	13.90
2019	54,668	92.91	3,469,652	2.00	0.55	19.15
2018	56,046	53.27	2,985,574	1.80	0.55	(5.60)
2017	61,982	56.43	3,497,756	1.47	0.55	16.76
2016	71,085	48.33	3,435,392	1.64	0.55	5.87

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
New America Growth
2020	65,090	133.40	8,682,597	-	0.55	43.58
2019	68,470	63.47	6,361,196	0.43	0.55	34.19
2018	71,764	69.24	4,968,601	0.17	0.55	0.60
2017	75,265	68.83	5,179,983	0.11	0.55	33.70
2016	73,880	51.48	3,803,220	0.04	0.55	0.74

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.